Share Capital - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Nov. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Description of unlimited shares authorized		Common shares, with no par value
Repurchase of common shares	5,559,313
Shares Repurchased for cancellation		1,400,713	2,470,560
Shares repurchased for cancellation		$ 43.2	$ 76.7
Reduction in share capital		10.9	19.1
Reduction in contributed surplus accounts		0.3	0.5
Charges to retained earnings		32.0	57.1
Share-based compensation expense		18.1	5.3
Expense related to fair value of options granted		3.4	5.6
Expense related to amortization of fair value of options granted		14.7	0.3
Dividends declared included in trade and other payables		$ 16.1	$ 15.4